Pension arrangements - Defined contribution schemes (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Pension arrangements
Contributions to defined contribution pension arrangements	£ 3,287,000	£ 2,882,000	£ 2,686,000
Amount of contributions due that had not been paid to pension schemes	£ 458,000	£ 335,000